Investments - Schedule of Equity Investments without Readily Determinable Fair Values (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Equity Investments without Readily Determinable Fair Values [Line Items]
Time deposits with original maturities of three to twelve months		$ 636,951	$ 2,100,000
Available-for-sale equity securities:
Total held-to-Maturity Investments		869,949	2,100,000
Total equity method investments		104,798	381,393
Total equity investments without readily determinable fair value using NAV practical expedient	[1]	566,343
Long-term investments		1,718,995	613,807
Publicly Traded Equity Securities [Member]
Available-for-sale equity securities:
Total held-to-Maturity Investments		59,998
Shanghai Qinhui Shang Information Technology Co., Ltd. [Member]
Available-for-sale equity securities:
Total equity method investments		62,295
LION X INVESTMENT VCC [Member]
Available-for-sale equity securities:
Total equity investments without readily determinable fair value using NAV practical expedient		566,343
Corporate Bonds [Member]
Available-for-sale equity securities:
Total held-to-Maturity Investments		200,000
Total equity investments without readily determinable fair value using NAV practical expedient		812,079
Beijing UniDev Software Co., Ltd. (“UniDev”) [Member]
Available-for-sale equity securities:
Total equity investments without readily determinable fair values		235,775	232,414
Fuson Group Limited (“Fuson”) and its subsidiaries (“Fuson Group”) [Member]
Available-for-sale equity securities:
Total equity method investments		30,696	368,009
Shanghai Shier Information Technology Co., Ltd. (“Shier”). [Member]
Available-for-sale equity securities:
Total equity method investments		$ 11,807	$ 13,384

[1]	In accordance with ASC 820, investments that are measured at fair value using the NAV practical expedient are not classified in the fair value hierarchy.